Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	For the Year Ended December 31
	2018	2019	2020
Deferred revenue/income – beginning of year	—	301,774	485,087
Additions	384,116	428,786	1,013,397
Recognition	(82,342)	(246,861)	(432,069)
Effects on foreign exchange adjustment	—	1,388	(5,161)
Deferred revenue/income – end of year	301,774	485,087	1,061,254